Vessel Revenues (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) Vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disaggregation of Revenue [Abstract]
Voyage charter revenues	$ 3,806,244	$ 51,805,097	$ 15,002,012
Total vessel revenues	78,468,574	111,885,865	29,264,268
Trade accounts receivable, net	4,132,282	10,616,573
Decrease in trade accounts receivable, net	$ 6,484,291	(6,781,154)	(4,102,150)
Number of tanker vessels operated under period time charter | Vessel	1
Deferred liabilities	$ 310,000	0
Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of time charters	1 month
Term of pool arrangements	6 months
Maximum [Member]
Disaggregation of Revenue [Abstract]
Term of time charters	12 months
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 12,148,571	13,656,027	9,115,257
Voyage Charters [Member]
Disaggregation of Revenue [Abstract]
Trade accounts receivable, net	303,577	2,462,714
Decrease in trade accounts receivable, net	(2,159,137)
Deferred assets	0	0
Deferred liabilities		0
Pool [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 62,513,759	$ 46,424,741	$ 5,146,999